Net Revenues - Distribution by Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distribution of net consolidated revenues by segment
Net sales	€ 7,524	€ 7,212	€ 6,592	[1]
Biopharma
Distribution of net consolidated revenues by segment
Net sales	6,487	6,143	5,558
Biopharma | Operating Segments
Distribution of net consolidated revenues by segment
Net sales	6,487	6,143	5,558
Diagnostic
Distribution of net consolidated revenues by segment
Net sales	640	645	670
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net sales	640	645	670
Bio Supplies
Distribution of net consolidated revenues by segment
Net sales	154	216	160
Bio Supplies | Operating Segments
Distribution of net consolidated revenues by segment
Net sales	154	216	160
Others
Distribution of net consolidated revenues by segment
Net sales	243	208	204
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net sales	€ 243	€ 208	€ 204

[1]	(See Note 2.d)